Related Party Transactions - Additional Information (Details) - USD ($)		1 Months Ended			12 Months Ended
	Sep. 30, 2021	Mar. 31, 2022	Apr. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2023	Aug. 01, 2022	Jan. 31, 2021	Sep. 30, 2018	Aug. 31, 2018
Related Party Transaction [Line Items]
Convertible note issued						$ 11,001,274
Conversion price	$ 6
Warrants to purchase shares of common stock					796,985	1,311,117		796,985
Warrants exercise price, per share	$ 6								$ 6.25
Interest rate										0.98%
Ms. Durant
Related Party Transaction [Line Items]
Consulting services						$ 88,994
Cash paid for services provided						$ 34,560
Options to purchase shares of common stock						23,964
Options to purchase shares of common stock total fair value						$ 54,434
Mr. Vitoc
Related Party Transaction [Line Items]
Consulting services					$ 36,900	4,700
Cash paid for services provided					$ 19,950	$ 2,350
Options to purchase shares of common stock		226			4,690	184
Options to purchase shares of common stock total fair value					$ 19.95	$ 1,100
Remaining services settled		$ 1,250
Convertible note issued			$ 50,000
Converted shares of common stock	8,557
Warrants to purchase shares of common stock	4,278
CEO
Related Party Transaction [Line Items]
Convertible note issued				$ 21,000
Converted shares of common stock	3,621
Unsecured debt											$ 25,000	$ 25,000
Interest rate											0.00%	0.00%
Repayment of unsecured debt						$ 367	$ 3,633